Supplement to the
Strategic Advisers® International Fund
April 29, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of Arrowstreet Capital, Limited Partnership (Arrowstreet) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley LLC (TS&W) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Arrowstreet, Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), TS&W, and William Blair & Company, LLC (William Blair).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), Thompson, Siegel & Walmsley LLC (TS&W), and William Blair & Company, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for MFS on page 7.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since May 2011. Effective September 30, 2014, Pablo de la Mata (portfolio manager) is a co-manager of MFS' portion of the fund's assets.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Peter L. Rathjens, John C. Capeci, Tuomo Vuolteenaho, and Manolis Liodakis (portfolio managers) have co-managed Arrowstreet's portion of the fund's assets since March 2015.

Brandon Harrell, CFA (portfolio manager) has managed TS&W's portion of the fund's assets since September 2014.

SIT-15-01  March 23, 2015
1.923440.106

The following information supplements existing information found in the "Fund Management" section on page 18.

Arrowstreet, at 200 Clarendon Street, 30th Floor, Boston, Massachusetts 02116, has been retained to serve as a sub-adviser for the fund. As of December 31, 2014, Arrowstreet had approximately $52.2 billion in assets under management. Arrowstreet provides investment advisory services for the fund.

TS&W, at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TS&W had approximately $10.2 billion in assets under management. TS&W provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 18.

Arrowstreet

Peter L. Rathjens, Ph.D, is co-manager of Arrowstreet's portion of the fund's assets, which he has managed since March 2015. Dr. Rathjens has served as Chief Investment Officer at Arrowstreet since 1999.

John C. Capeci, Ph.D, is co-manager of Arrowstreet's portion of the fund's assets, which he has managed since March 2015. Dr. Capeci currently serves as a Portfolio Manager of Arrowstreet since September 1999.

Tuomo Vuolteenaho, Ph.D, is co-manager of Arrowstreet's portion of the fund's assets, which he has managed since March 2015. Dr. Vuolteenaho has served as Co-Director of Research since joining Arrowstreet in 2005.

Manolis Liodakis, Ph.D, is co-manager of Arrowstreet's portion of the fund's assets, which he has managed since March 2015. Dr. Liodakis currently serves as a Portfolio Manager of Arrowstreet since August 2012. Prior to Arrowstreet, Dr. Liodakis served in various roles at Citadel Asset Management from October 2008 through August 2011, most recently as Managing Director, Global Equities Hybrid Strategies.

TS&W

Brandon Harrell, CFA serves as the Portfolio Manager for TS&W's portion of the fund's assets, which he has managed since September 2014. Mr. Harrell has served as a portfolio manager at TS&W since 1996.

The following information replaces the biographical information found in the "Fund Management" section for MFS on page 20.

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and, effective September 30, 2014, Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia and Thomas Melendez, with Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

Benjamin Stone is co-manager of MFS' portion of the fund's assets, which he has managed since May 2011. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Effective September 30, 2014, Pablo de la Mata is co-manager of MFS' portion of the fund's assets. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS' portion of the fund's assets, which they have managed since May 2011. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of Arrowstreet Capital, Limited Partnership (Arrowstreet) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley LLC (TS&W) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Arrowstreet, Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), TS&W, and William Blair & Company, LLC (William Blair).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), Thompson, Siegel & Walmsley LLC (TS&W), and William Blair & Company, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Arrowstreet and TS&W have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for MFS on page 8.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since May 2012. Effective September 30, 2014, Pablo de la Mata (portfolio manager) is a co-manager of MFS' portion of the fund's assets.

The following information supplements existing information found in the "Fund Management" section on page 29.

Arrowstreet, at 200 Clarendon Street, 30th Floor, Boston, Massachusetts 02116, has been retained to serve as a sub-adviser for the fund. As of December 31, 2014, Arrowstreet had approximately $52.2 billion in assets under management. Arrowstreet has not currently been allocated a portion of the fund's assets to manage.

TS&W, at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TS&W had approximately $10.2 billion in assets under management. TS&W has not currently been allocated a portion of the fund's assets to manage.

STG-15-01  March 23, 2015
1.954793.109

The following information replaces the biographical information found in the "Fund Management" section for MFS on page 31.

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and, effective September 30, 2014, Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia and Thomas Melendez, with Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

Benjamin Stone is co-manager of MFS' portion of the fund's assets, which he has managed since May 2012. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Effective September 30, 2014, Pablo de la Mata is co-manager of MFS' portion of the fund's assets. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS' portion of the fund's assets, which they have managed since May 2012. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class F
April 29, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of Arrowstreet Capital, Limited Partnership (Arrowstreet) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley LLC (TS&W) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Arrowstreet, Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), TS&W, and William Blair & Company, LLC (William Blair).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), Thompson, Siegel & Walmsley LLC (TS&W), and William Blair & Company, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Arrowstreet and TS&W have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for MFS on page 7.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since May 2012. Effective September 30, 2014, Pablo de la Mata (portfolio manager) is a co-manager of MFS' portion of the fund's assets.

The following information supplements existing information found in the "Fund Management" section on page 22.

Arrowstreet, at 200 Clarendon Street, 30th Floor, Boston, Massachusetts 02116, has been retained to serve as a sub-adviser for the fund. As of December 31, 2014, Arrowstreet had approximately $52.2 billion in assets under management. Arrowstreet has not currently been allocated a portion of the fund's assets to manage.

TS&W, at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TS&W had approximately $10.2 billion in assets under management. TS&W has not currently been allocated a portion of the fund's assets to manage.

STG-F-15-01  March 23, 2015
1.963582.105

The following information replaces the biographical information found in the "Fund Management" section for MFS on page 24.

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and, effective September 30, 2014, Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia and Thomas Melendez, with Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

Benjamin Stone is co-manager of MFS' portion of the fund's assets, which he has managed since May 2012. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Effective September 30, 2014, Pablo de la Mata is co-manager of MFS' portion of the fund's assets. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS' portion of the fund's assets, which they have managed since May 2012. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 29, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of Arrowstreet Capital, Limited Partnership (Arrowstreet) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley LLC (TS&W) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Arrowstreet, Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), TS&W, and William Blair & Company, LLC (William Blair).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (Pyramis), Thompson, Siegel & Walmsley LLC (TS&W), and William Blair & Company, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Arrowstreet and TS&W have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for MFS on page 8.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since May 2012. Effective September 30, 2014, Pablo de la Mata (portfolio manager) is a co-manager of MFS' portion of the fund's assets.

The following information supplements existing information found in the "Fund Management" section on page 25.

Arrowstreet, at 200 Clarendon Street, 30th Floor, Boston, Massachusetts 02116, has been retained to serve as a sub-adviser for the fund. As of December 31, 2014, Arrowstreet had approximately $52.2 billion in assets under management. Arrowstreet has not currently been allocated a portion of the fund's assets to manage.

TS&W, at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TS&W had approximately $10.2 billion in assets under management. TS&W has not currently been allocated a portion of the fund's assets to manage.

STG-L-STG-N-15-01  March 23, 2015
1.9586944.103

The following information replaces the biographical information found in the "Fund Management" section for MFS on page 27.

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and, effective September 30, 2014, Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia and Thomas Melendez, with Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

Benjamin Stone is co-manager of MFS' portion of the fund's assets, which he has managed since May 2012. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Effective September 30, 2014, Pablo de la Mata is co-manager of MFS' portion of the fund's assets. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS' portion of the fund's assets, which they have managed since May 2012. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.